REPORT OF INDEPENDENT REGISTERED
PUBLIC ACCOUNTING FIRM

To the Shareholders and Board of
Trustees of
Variant Alternative Income Fund

In planning and performing our audit of
the consolidated financial statements of
Variant Alternative Income Fund (the
"Fund")  as of and for the year ended
April 30, 2026, in accordance with the
standards of the Public Company
Accounting Oversight Board (United
States) (PCAOB), we considered the
Fund's internal control over financial
reporting, including controls over
safeguarding securities, as a basis for
designing our auditing procedures for
the purpose of expressing our opinion
on the consolidated financial
statements and to comply with the
requirements of Form N-CEN, but not
for the purpose of expressing an
opinion on the effectiveness of the
Fund's internal control over financial
reporting.  Accordingly, we express no
such opinion.

The management of the Fund is
responsible for establishing and
maintaining effective internal control
over financial reporting. In fulfilling this responsibility, estimates and judgments by management are required to assess the expected benefits and related costs of controls. A fund's internal control over financial reporting is a process designed to provide reasonable assurance regarding the reliability of financial reporting and the preparation of consolidated financial statements for external purposes in accordance with generally accepted accounting principles (GAAP). A fund's internal control over financial reporting includes those policies and procedures that (1) pertain to the maintenance of records that, in reasonable detail, accurately and fairly reflect the transactions and dispositions of the assets of the fund;
(2) provide reasonable assurance that
transactions are recorded as necessary
to permit preparation of consolidated
financial statements in accordance with
GAAP, and that receipts and
expenditures of the fund are being
made only in accordance with
authorizations of management and
trustees of the fund; and (3) provide
reasonable assurance regarding
prevention or timely detection of
unauthorized acquisition, use or
disposition of a fund's assets that could have a material effect on the consolidated financial statements.

Because of its inherent limitations,
internal control over financial reporting may not prevent or detect misstatements. Also, projections of any evaluation of effectiveness to future periods are subject to the risk that controls may become inadequate because of changes in conditions, or that the degree of compliance with the policies or procedures may deteriorate.

A deficiency in internal control over
financial reporting exists when the
design or operation of a control does
not allow management or employees,
in the normal course of performing
their assigned functions, to prevent or
detect misstatements on a timely basis.
A material weakness is a deficiency, or
combination of deficiencies, in internal control over financial reporting, such that there is a reasonable possibility that a material misstatement of the Fund's annual or interim consolidated financial statements will not be prevented or detected on a timely basis.

Our consideration of the Fund's internal control over financial reporting was for the limited purpose described in the first paragraph and would not necessarily disclose all deficiencies in internal control that might be material weaknesses under standards established by the PCAOB. However, we noted no deficiencies in the Fund's internal control over financial reporting and its operation, including controls over safeguarding securities, that we consider to be a material weakness as defined above as of April 30, 2026.

This report is intended solely for the
information and use of management
and the Board of Trustees of the Fund
and the Securities and Exchange
Commission and is not intended to be
and should not be used by anyone
other than these specified parties.

/s/ Cohen & Company, LTD.
COHEN & COMPANY, LTD.
Cleveland, Ohio
June 29, 2026